Derivative Financial Instruments (Tables)	6 Months Ended
Jul. 31, 2018
Derivative Financial Instruments
Schedule of Derivative Financial Instruments
	31 July 2018 NZ $000’s	31 January 2018 NZ $000’s
Current assets
Forward exchange contracts	220	-

	31 July 2018 NZ $000’s	31 January 2018 NZ $000’s
Current liabilities
Forward exchange contracts	-	4,188